Schedule of Income Taxes at the Uk Statutory Rate Compared to The Company's Income Tax Expenses (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net loss before income tax			$ (7,488)	$ (2,895)	$ (13,088)	$ (16,019)	$ (19,791)	$ (10,008)
Statutory income tax rate	25.00%	19.00%					25.00%	23.50%
Expected income tax benefit							$ (4,948)	$ (2,352)
Impact on income tax expense/(benefit)
Change in valuation allowance							7,434	7,617
Permanent differences							1	4
U.S. state income taxes, net of FBOS							949	1,394
Tax rate difference in foreign jurisdictions							(1,295)	(974)
Change in stock-based compensation							685	123
Change in operating losses								(94)
Change of tax rate from prior year								(6,635)
Sec. 382 limitation							1,035
Deferred tax adjustments							(4,158)	760
Non-deductible transaction costs							818	157
Revaluation of warrant liabilities							(521)
Income tax expense			$ (1,088)		$ (1,088)